Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Issuance of Subordinated Long-term Debt	$ 0	$ 30,000,000	$ 0
Repayments of Convertible Debt	(132,000)	0	0
Proceeds from Bank Debt	259,600,000	0	0
Repayments of Bank Debt	(210,900,000)	0	0
Depreciation Expense	1,888,280	1,589,671	1,487,734
Gain (Loss) on Sale of Other Investments	0	0	229,342
Proceeds from Stock Plans	12,968	52,868	12,196
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	7,050,604	7,794,487	7,207,221
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Depreciation Expense	1,888,280	1,589,671	1,487,734
Discount Accretion and Premium Amortization, Net	4,462,996	5,290,316	5,705,663
Provisions for Loan Losses	3,600,000	375,000	925,000
Earnings on BOLI	(573,250)	(540,000)	(540,000)
BOLI death benefits	0	(138,609)	0
Gain on Sales of Loans	(3,508,397)	(1,728,741)	(1,250,530)
(Gain) Loss on Sales of Mortgage-Backed Securities ("MBS")	(625,923)	139,390	(139,739)
Gain on Sales of Investment Securities	(706,743)	(958,443)	(204,185)
Gain (Loss) on Sale of Other Investments	0	0	(229,342)
Gain on Sales of OREO	(46,354)	(184,864)	(588,720)
Write Down on OREO	15,000	22,000	56,000
Amortization of Deferred Costs on Loans	1,799,236	202,684	110,036
Proceeds From Sale of Loans Held For Sale	112,914,762	61,466,054	46,595,060
Origination of Loans Held For Sale	(111,109,159)	(61,945,934)	(44,074,565)
(Increase) Decrease in Accrued Interest Receivable:
Loans	(40,197)	45,857	(190,026)
MBS	(80,235)	40,635	(2,849)
Investment Securities	21,420	242,347	(177,883)
Decrease in Advance Payments By Borrowers	(1,472)	(50,923)	(11,256)
Operating Lease, Right-of-Use Asset, Amortization Expense	367,015	371,836	0
Other, Net	(2,470,309)	233,478	(177,273)
Net Cash Provided By Operating Activities	12,957,274	12,266,241	14,500,346
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities	0	1,000,000	2,000,000
Purchase of MBS Available For Sale ("AFS")	(117,864,801)	(106,828,636)	(55,486,020)
Proceeds from Maturities, Prepayments and Calls of MBS AFS	32,888,318	32,283,649	37,491,568
Purchase of MBS Held To Maturity ("HTM")	(3,726,280)	0	(1,989,922)
Purchase of Investment Securities AFS	(135,015,731)	(83,980,247)	(57,280,900)
Proceeds from Payments and Maturities of Investment Securities AFS	28,579,348	35,243,895	31,024,291
Maturities of Investment Securities Held To Maturity	4,525,687	3,165,575	3,119,612
Proceeds from Sale of Investment Securities AFS	11,148,752	35,174,873	15,198,888
Proceeds From Sale of Mortgage-Backed Securities AFS	13,884,602	61,306,939	18,081,756
Redemption of Certificates of Deposits with Other Banks	600,000	250,005	750,000
Purchase of FHLB Stock	(7,239,800)	(11,907,800)	(5,717,400)
Redemption of FHLB Stock	7,422,300	11,575,300	6,445,300
Payment to Acquire Life Insurance Policy, Investing Activities	(4,000,000)	0	(1,900,000)
Proceeds from Life Insurance Policy	0	414,855	0
Increase in Loans Receivable	(30,373,589)	(22,007,081)	(42,300,871)
Proceeds from Sale of OREO	578,994	1,040,366	1,361,499
Purchase and Improvement of Premises and Equipment	(1,243,654)	(4,634,847)	(2,864,597)
Net Cash Used By Investing Activities	(199,835,854)	(47,903,154)	(52,066,796)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in Deposit Accounts	146,688,753	3,910,775	65,390,088
Proceeds from FHLB Advances	237,585,000	342,223,000	204,923,000
Repayment of FHLB Advances	(240,723,000)	(338,115,000)	(222,573,000)
Proceeds from (Repayments of) Notes Payable	0	(2,362,500)	(6,137,500)
Proceeds from (Repayments of) Other Debt	1,537,211	881,390	(608,732)
Repayments of Convertible Debt	132,000	0	0
Proceeds from Issuance of Subordinated Long-term Debt	0	30,000,000	0
Proceeds from Stock Options Exercised	0	0	10,310
Dividends to Common Stock Shareholders	(1,301,254)	(1,123,219)	(1,063,626)
Net Cash Provided By Financing Activities	192,367,678	35,467,314	39,952,736
Net Increase (Decrease) in Cash and Cash Equivalents	5,489,098	(169,599)	2,386,286
Cash and Cash Equivalents at Beginning of Year	12,536,311	12,705,910	10,319,624
Cash and Cash Equivalents, at Carrying Value, Ending Balance	18,025,409	12,536,311	12,705,910
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	6,834,112	7,882,527	5,574,723
Income Taxes	1,475,401	1,764,541	1,521,811
Supplemental Schedule of Non Cash Transactions:
Transfers from Loans Receivable to OREO	368,510	832,800	435,550
Increase (Decrease) in Unrealized Gains on Securities AFS, Net of Taxes	$ 8,473,423	$ 4,495,436	$ (3,571,122)